Related party disclosure - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 shares	Mar. 31, 2025 INR (₨)
Statement [Line Items]
Weighted average number of days trading price	30 days
Conversion ratio as per terms of option	conversion ratio of 1:0.8289
Maximum cash purchase per annum required for shares | $	$ 12
2021 Incentive Award Plan
Statement [Line Items]
Options granted to key management personnel	4,266,892	12,287,354	4,087,354
Liability for put options with non-controlling interests
Statement [Line Items]
Outstanding liability | ₨		₨ 5,935		₨ 6,358
Put option exercised during period	0	2,116,955	2,037,252